Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments
Notional amount	$ 389.3	$ 426.5
Carrying amount of derivative asset	$ 19.0	$ 20.2